OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations non-current (Details) - CLP ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings
Other financial liabilities		$ 1,191,795,823	$ 1,066,543,247
Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities	[1]	$ 104,960,991
Embotelladora Andina S.A. | Bank liabilities | Bank of America N.A. 3.14% Effective Rate At Maturity Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		2.84%
Effective interest rate percentage		3.14%
Other financial liabilities		$ 92,960,991
Embotelladora Andina S.A. | Bank liabilities | More than 5 years | Bank of America N.A. 3.14% Effective Rate At Maturity Amortization Obligation
Disclosure of detailed information about borrowings
Other financial liabilities		$ 92,960,992
Re-Ciclar S.A. | Bank liabilities | Banco de Chile, At maturity Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		5.23%
Other financial liabilities		$ 12,000,000
Re-Ciclar S.A. | Bank liabilities | More than 4 years up to 5 years | Banco de Chile, At maturity Amortization Obligation
Disclosure of detailed information about borrowings
Other financial liabilities		$ 12,000,000

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.